Fair Value Measurements - Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	$ 62,530.2	$ 59,631.3
Fixed maturities, trading	715.3	634.0
Equity securities	43.0	53.1
Derivative assets	253.0	256.6
Separate account assets	131,641.7	120,279.6
Investment and universal life contracts	$ (115.5)	(46.3)
Fixed maturities valued using internal pricing models
Fixed maturities classified as Level 3 assets, percent valued using internal pricing models (as a percent)	3.00%
Amount measured at net asset value
Assets (liabilities) measured at fair value on a recurring basis
Unfunded commitments of investments measured using NAV	$ 7.1	7.8
U.S. government and agencies
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	1,504.9	1,715.9
Non-U.S. governments
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	479.9	520.4
States and political subdivisions
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	6,613.3	6,168.3
Corporate debt securities
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	33,079.5	33,184.8
Residential mortgage-backed pass-through securities
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	2,824.9	2,170.9
Commercial mortgage-backed securities
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	4,743.4	4,827.5
Collateralized debt obligations
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	5,397.8	4,560.2
Other debt obligations
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	7,886.5	6,483.3
Recurring Fair Value Measurements
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	62,530.2	59,631.3
Fixed maturities, trading	715.3	634.0
Equity securities	43.0	53.1
Derivative assets	253.0	256.6
Other investments	238.3	82.8
Cash equivalents	3,010.2	2,776.4
Market risk benefit asset	153.4	109.2
Sub-total excluding separate account assets	66,943.4	63,543.4
Separate account assets	131,641.7	120,279.6
Total assets	198,585.1	183,823.0
Investment and universal life contracts	(115.5)	(46.3)
Market risk benefit liability	(111.9)	(181.4)
Funds withheld payable embedded derivative	2,326.1	3,652.8
Derivative liabilities	(473.4)	(612.2)
Total liabilities	1,625.3	2,812.9
Net assets (liabilities)	200,210.4	186,635.9
Recurring Fair Value Measurements | Amount measured at net asset value
Assets (liabilities) measured at fair value on a recurring basis
Other investments	73.7	81.4
Sub-total excluding separate account assets	73.7	81.4
Separate account assets	8,692.0	9,120.9
Total assets	8,765.7	9,202.3
Net assets (liabilities)	8,765.7	9,202.3
Recurring Fair Value Measurements | Fair value hierarchy Level 1
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	1,241.7	1,380.6
Fixed maturities, trading	27.7	78.6
Equity securities	14.9	14.8
Cash equivalents	449.6	930.3
Sub-total excluding separate account assets	1,733.9	2,404.3
Separate account assets	103,598.9	91,424.2
Total assets	105,332.8	93,828.5
Net assets (liabilities)	105,332.8	93,828.5
Recurring Fair Value Measurements | Fair value hierarchy Level 2
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	57,653.4	56,085.9
Fixed maturities, trading	307.8	449.2
Equity securities	28.1	38.3
Derivative assets	246.9	256.5
Cash equivalents	2,560.6	1,846.1
Sub-total excluding separate account assets	60,796.8	58,676.0
Separate account assets	18,598.0	18,700.4
Total assets	79,394.8	77,376.4
Derivative liabilities	(472.6)	(608.1)
Total liabilities	(472.6)	(608.1)
Net assets (liabilities)	78,922.2	76,768.3
Recurring Fair Value Measurements | Fair value hierarchy Level 3
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	3,635.1	2,164.8
Fixed maturities, trading	379.8	106.2
Derivative assets	6.1	0.1
Other investments	164.6	1.4
Market risk benefit asset	153.4	109.2
Sub-total excluding separate account assets	4,339.0	2,381.7
Separate account assets	752.8	1,034.1
Total assets	5,091.8	3,415.8
Investment and universal life contracts	(115.5)	(46.3)
Market risk benefit liability	(111.9)	(181.4)
Funds withheld payable embedded derivative	2,326.1	3,652.8
Derivative liabilities	(0.8)	(4.1)
Total liabilities	2,097.9	3,421.0
Net assets (liabilities)	7,189.7	6,836.8
Recurring Fair Value Measurements | U.S. government and agencies
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	1,504.9	1,715.9
Recurring Fair Value Measurements | U.S. government and agencies | Fair value hierarchy Level 1
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	1,210.8	1,354.0
Recurring Fair Value Measurements | U.S. government and agencies | Fair value hierarchy Level 2
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	294.1	361.9
Recurring Fair Value Measurements | Non-U.S. governments
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	479.9	520.4
Recurring Fair Value Measurements | Non-U.S. governments | Fair value hierarchy Level 2
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	479.9	520.4
Recurring Fair Value Measurements | States and political subdivisions
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	6,613.3	6,168.3
Recurring Fair Value Measurements | States and political subdivisions | Fair value hierarchy Level 2
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	6,545.1	6,099.2
Recurring Fair Value Measurements | States and political subdivisions | Fair value hierarchy Level 3
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	68.2	69.1
Recurring Fair Value Measurements | Corporate debt securities
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	33,079.5	33,184.8
Recurring Fair Value Measurements | Corporate debt securities | Fair value hierarchy Level 1
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	30.9	26.6
Recurring Fair Value Measurements | Corporate debt securities | Fair value hierarchy Level 2
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	30,742.7	31,589.9
Recurring Fair Value Measurements | Corporate debt securities | Fair value hierarchy Level 3
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	2,305.9	1,568.3
Recurring Fair Value Measurements | Residential mortgage-backed pass-through securities
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	2,824.9	2,170.9
Recurring Fair Value Measurements | Residential mortgage-backed pass-through securities | Fair value hierarchy Level 2
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	2,824.9	2,170.9
Recurring Fair Value Measurements | Commercial mortgage-backed securities
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	4,743.4	4,827.5
Recurring Fair Value Measurements | Commercial mortgage-backed securities | Fair value hierarchy Level 2
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	4,740.4	4,824.1
Recurring Fair Value Measurements | Commercial mortgage-backed securities | Fair value hierarchy Level 3
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	3.0	3.4
Recurring Fair Value Measurements | Collateralized debt obligations
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	5,397.8	4,560.2
Recurring Fair Value Measurements | Collateralized debt obligations | Fair value hierarchy Level 2
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	5,322.4	4,504.0
Recurring Fair Value Measurements | Collateralized debt obligations | Fair value hierarchy Level 3
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	75.4	56.2
Recurring Fair Value Measurements | Other debt obligations
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	7,886.5	6,483.3
Recurring Fair Value Measurements | Other debt obligations | Fair value hierarchy Level 2
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	6,703.9	6,015.5
Recurring Fair Value Measurements | Other debt obligations | Fair value hierarchy Level 3
Assets (liabilities) measured at fair value on a recurring basis
Fixed maturities, available-for-sale	$ 1,182.6	$ 467.8